DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

May 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.3%
Alphabet, Inc., Class A*	47,871	$108,918,014
Alphabet, Inc., Class C*	45,229	103,157,399
Cable One, Inc.	866	1,128,484
Electronic Arts, Inc.	44,805	6,212,213
Interpublic Group of Cos., Inc.	62,713	2,021,240
Lumen Technologies, Inc.	146,055	1,787,713
Sirius XM Holdings, Inc. (a)	124,348	795,827
Take-Two Interactive Software, Inc.*	25,692	3,199,425
Verizon Communications, Inc.	668,186	34,271,260
Walt Disney Co.*	289,868	32,013,022
Warner Bros Discovery, Inc.*	356,368	6,574,990
ZoomInfo Technologies, Inc.*	41,665	1,682,849

(Cost $249,911,606)		301,762,436

Consumer Discretionary - 10.8%
Advance Auto Parts, Inc.	10,008	1,900,119
Aptiv PLC*	43,906	4,664,574
Best Buy Co., Inc.	34,136	2,801,200
BorgWarner, Inc. (a)	38,202	1,540,305
Burlington Stores, Inc.*	11,014	1,853,656
CarMax, Inc.*(a)	25,343	2,515,800
eBay, Inc.	93,794	4,564,954
Genuine Parts Co.	22,544	3,082,441
Hasbro, Inc.	20,455	1,835,836
Hilton Worldwide Holdings, Inc.	44,276	6,236,717
Home Depot, Inc.	166,240	50,329,160
Lear Corp.	9,359	1,319,245
LKQ Corp.	43,210	2,220,562
Lowe’s Cos., Inc.	106,694	20,837,338
Lululemon Athletica, Inc.*	18,780	5,496,718
McDonald’s Corp.	118,418	29,866,204
MercadoLibre, Inc.*	7,226	5,678,769
Newell Brands, Inc.	64,637	1,385,817
NIKE, Inc., Class B	203,269	24,158,521
Pool Corp.	6,336	2,525,656
Rivian Automotive, Inc., Class A*	28,329	889,531
Target Corp.	76,281	12,348,368
Tesla, Inc.*	139,836	106,032,045
TJX Cos., Inc.	189,958	12,075,630
Tractor Supply Co.	17,817	3,338,193
Ulta Beauty, Inc.*	8,593	3,635,698
Vail Resorts, Inc.	6,304	1,589,932
VF Corp.	52,620	2,655,205

(Cost $243,944,102)		317,378,194

Consumer Staples - 6.7%
Bunge Ltd.	22,088	2,613,452
Campbell Soup Co.	33,619	1,610,686
Clorox Co.	19,844	2,884,524
Coca-Cola Co.	655,650	41,555,097
Colgate-Palmolive Co.	127,128	10,018,958
Conagra Brands, Inc.	76,425	2,513,618
Estee Lauder Cos., Inc., Class A	36,990	9,419,503
General Mills, Inc.	96,089	6,711,817
Hormel Foods Corp.	46,136	2,245,439
Kellogg Co.	40,417	2,818,682
Keurig Dr Pepper, Inc.	124,245	4,316,271
Kimberly-Clark Corp.	53,660	7,137,853
Kroger Co.	112,523	5,960,343
McCormick & Co., Inc.	40,276	3,734,391
PepsiCo, Inc.	220,238	36,944,925
Procter & Gamble Co.	381,570	56,426,572

(Cost $166,675,077)		196,912,131

Energy - 2.5%
Baker Hughes Co.	151,660	5,456,727
Cheniere Energy, Inc.	36,889	5,045,308
Halliburton Co.	142,570	5,774,085
Kinder Morgan, Inc.	322,865	6,357,212
Marathon Petroleum Corp.	90,712	9,233,574
ONEOK, Inc.	70,782	4,660,995
Phillips 66	76,455	7,707,429
Schlumberger N.V.	225,363	10,357,683
Targa Resources Corp.	34,459	2,481,737
Valero Energy Corp.	65,297	8,462,491
Williams Cos., Inc.	194,580	7,211,135

(Cost $55,948,684)		72,748,376

Financials - 11.1%
Aflac, Inc.	98,640	5,974,625
Allstate Corp.	44,696	6,109,496
Ally Financial, Inc.	53,213	2,343,500
American Express Co.	102,816	17,357,397
American International Group, Inc.	129,887	7,621,769
Ameriprise Financial, Inc.	17,675	4,883,072
Annaly Capital Management, Inc. REIT	255,088	1,686,132
Arch Capital Group Ltd.*	60,342	2,863,831
Arthur J Gallagher & Co.	33,201	5,376,570
Assurant, Inc.	8,573	1,514,763
Bank of New York Mellon Corp.	121,691	5,672,017
BlackRock, Inc.	24,196	16,189,060
Carlyle Group, Inc.	31,248	1,203,985
Cboe Global Markets, Inc.	17,628	1,979,801
Charles Schwab Corp.	230,693	16,171,579
Chubb Ltd.	67,875	14,341,309
Citizens Financial Group, Inc.	78,218	3,236,661
CME Group, Inc.	57,233	11,379,637
Discover Financial Services	45,477	5,161,185
Equitable Holdings, Inc.	62,004	1,885,542
FactSet Research Systems, Inc.	5,874	2,242,576
First Republic Bank	28,032	4,345,801
Franklin Resources, Inc.	50,014	1,354,379
Hartford Financial Services Group, Inc.	52,933	3,838,172
Huntington Bancshares, Inc.	230,020	3,192,677
Intercontinental Exchange, Inc.	89,498	9,163,700

Invesco Ltd.	54,358	1,051,284
KeyCorp	146,857	2,931,266
Lincoln National Corp.	25,608	1,483,471
Loews Corp.	33,802	2,213,693
LPL Financial Holdings, Inc.	12,703	2,492,202
MarketAxess Holdings, Inc.	5,998	1,689,517
Marsh & McLennan Cos., Inc.	80,122	12,815,514
Moody’s Corp.	26,570	8,012,715
Morgan Stanley	212,684	18,320,600
Nasdaq, Inc.	18,367	2,851,660
Northern Trust Corp.	31,469	3,516,661
PNC Financial Services Group, Inc.	66,728	11,704,758
Principal Financial Group, Inc.	41,862	3,052,996
Progressive Corp.	93,211	11,127,529
Prudential Financial, Inc.	60,053	6,380,631
Raymond James Financial, Inc.	30,235	2,977,845
Regions Financial Corp.	147,587	3,260,197
S&P Global, Inc.	56,413	19,715,215
State Street Corp.	58,296	4,225,877
SVB Financial Group*	9,352	4,569,107
Synchrony Financial	82,665	3,061,912
T. Rowe Price Group, Inc.	36,131	4,591,889
Travelers Cos., Inc.	38,469	6,887,490
Truist Financial Corp.	211,720	10,530,953
US Bancorp	224,672	11,923,343
Webster Financial Corp.	28,459	1,397,052
Willis Towers Watson PLC	18,770	3,961,784

(Cost $276,543,059)		323,836,397

Health Care - 14.8%
ABIOMED, Inc.*	7,308	1,927,120
Agilent Technologies, Inc.	47,769	6,093,414
Align Technology, Inc.*	12,197	3,386,375
AmerisourceBergen Corp.	24,587	3,805,822
Amgen, Inc.	88,687	22,769,500
Anthem, Inc.	38,328	19,532,332
Baxter International, Inc.	80,076	6,089,780
Biogen, Inc.*	23,395	4,679,000
BioMarin Pharmaceutical, Inc.*	29,495	2,215,959
Bio-Techne Corp.	6,145	2,271,991
Bristol-Myers Squibb Co.	348,283	26,277,952
Cardinal Health, Inc.	45,210	2,546,227
Catalent, Inc.*	27,411	2,824,978
Cerner Corp.	49,926	4,735,481
Cigna Corp.	51,301	13,763,545
DaVita, Inc.*	9,311	907,729
DENTSPLY SIRONA, Inc.	35,373	1,399,356
Dexcom, Inc.*	15,451	4,603,471
Edwards Lifesciences Corp.*	99,294	10,013,800
Elanco Animal Health, Inc.*	67,355	1,596,314
Eli Lilly & Co.	129,093	40,462,910
Gilead Sciences, Inc.	199,548	12,940,688
HCA Healthcare, Inc.	38,706	8,143,742
Hologic, Inc.*	39,254	2,954,649
Humana, Inc.	20,168	9,160,911
IDEXX Laboratories, Inc.*	13,433	5,260,631
Illumina, Inc.*	24,986	5,983,647
Insulet Corp.*	11,135	2,377,100
Jazz Pharmaceuticals PLC*	9,857	1,475,396
Johnson & Johnson	418,433	75,121,277
Laboratory Corp. of America Holdings	14,765	3,642,821
Merck & Co., Inc.	402,382	37,031,215
Mettler-Toledo International, Inc.*	3,640	4,681,477
Novocure Ltd.*(a)	15,059	1,210,442
Quest Diagnostics, Inc.	18,807	2,652,163
ResMed, Inc.	23,117	4,703,385
STERIS PLC	16,365	3,734,493
Teladoc Health, Inc.*(a)	25,515	869,806
Teleflex, Inc.	7,458	2,145,965
Thermo Fisher Scientific, Inc.	62,300	35,359,611
Vertex Pharmaceuticals, Inc.*	40,534	10,889,459
Waters Corp.*	9,631	3,158,486
West Pharmaceutical Services, Inc.	11,728	3,640,137
Zoetis, Inc.	75,159	12,846,928

(Cost $374,343,699)		431,887,485

Industrials - 8.0%
3M Co.	90,974	13,581,508
A O Smith Corp.	20,949	1,259,454
Allegion PLC	14,205	1,585,988
AMERCO	1,717	841,296
C.H. Robinson Worldwide, Inc.	20,283	2,200,908
Carrier Global Corp.	135,904	5,342,386
Caterpillar, Inc.	85,363	18,425,604
Copart, Inc.*	34,121	3,907,878
CSX Corp.	349,412	11,107,808
Cummins, Inc.	22,675	4,741,796
Deere & Co.	46,423	16,609,221
Delta Air Lines, Inc.*	25,479	1,062,220
Dover Corp.	22,972	3,076,181
Eaton Corp. PLC	63,623	8,818,148
Expeditors International of Washington, Inc.	26,995	2,938,136
Fastenal Co.	91,636	4,908,024
Fortive Corp.	53,948	3,332,368
Fortune Brands Home & Security, Inc.	20,961	1,453,645
Generac Holdings, Inc.*	10,206	2,521,698
IDEX Corp.	11,903	2,280,020
Illinois Tool Works, Inc.	49,912	10,385,190
Ingersoll Rand, Inc.	64,564	3,044,193
JB Hunt Transport Services, Inc.	13,287	2,293,070
Johnson Controls International PLC	112,287	6,120,764
Knight-Swift Transportation Holdings, Inc.	24,878	1,210,066
Knight-Swift Transportation Holdings, Inc.	32	1,556
Lennox International, Inc.	5,091	1,063,510
Masco Corp.	37,412	2,120,886
Norfolk Southern Corp.	38,195	9,153,814

Old Dominion Freight Line, Inc.	15,482	3,998,072
Otis Worldwide Corp.	67,398	5,014,411
Owens Corning	15,635	1,494,393
Pentair PLC	28,003	1,404,911
Plug Power, Inc.*	82,449	1,523,658
Quanta Services, Inc.	22,849	2,719,031
Republic Services, Inc.	35,163	4,706,216
Robert Half International, Inc.	17,572	1,584,116
Rockwell Automation, Inc.	18,498	3,943,774
Rollins, Inc.	35,181	1,247,518
Snap-on, Inc.	8,738	1,938,787
Trane Technologies PLC	37,381	5,160,821
Union Pacific Corp.	101,417	22,289,428
United Parcel Service, Inc., Class B	116,605	21,251,261
United Rentals, Inc.*	11,392	3,396,867
W.W. Grainger, Inc.	7,321	3,565,839
Xylem, Inc.	29,201	2,460,184

(Cost $198,888,725)		233,086,623

Information Technology - 28.4%
Accenture PLC, Class A	100,648	30,039,402
Adobe, Inc.*	75,100	31,277,648
ANSYS, Inc.*	13,880	3,613,797
Applied Materials, Inc.	140,728	16,505,987
Autodesk, Inc.*	35,045	7,280,599
Automatic Data Processing, Inc.	66,906	14,916,024
Cadence Design Systems, Inc.*	44,467	6,835,912
Cisco Systems, Inc.	661,321	29,792,511
Citrix Systems, Inc.	19,941	2,007,859
Cognex Corp.	27,245	1,319,203
Guidewire Software, Inc.*	12,482	997,811
Hewlett Packard Enterprise Co.	208,157	3,247,249
HP, Inc.	169,404	6,579,651
HubSpot, Inc.*	7,172	2,421,913
Intel Corp.	648,231	28,794,421
International Business Machines Corp.	143,195	19,881,194
Intuit, Inc.	42,852	17,760,440
Keysight Technologies, Inc.*	29,286	4,264,042
Lam Research Corp.	22,213	11,551,426
Mastercard, Inc., Class A	138,970	49,733,194
Microsoft Corp.	1,133,804	308,247,294
Motorola Solutions, Inc.	26,698	5,866,619
NortonLifeLock, Inc.	92,457	2,250,403
NVIDIA Corp.	397,981	74,311,012
NXP Semiconductors NV	41,669	7,907,109
Roper Technologies, Inc.	16,796	7,431,222
Salesforce, Inc.*	156,825	25,129,638
ServiceNow, Inc.*	31,767	14,850,119
Splunk, Inc.*	25,228	2,587,384
Texas Instruments, Inc.	147,042	25,991,144
Trimble, Inc.*	40,146	2,731,935
Visa, Inc., Class A	264,084	56,030,702
VMware, Inc., Class A	33,338	4,270,598
Western Union Co.	58,681	1,064,473
Zebra Technologies Corp., Class A*	8,450	2,857,706
Zendesk, Inc.*	19,364	1,770,838

(Cost $661,670,666)		832,118,479

Materials - 3.1%
Amcor PLC	241,658	3,165,720
Ball Corp.	51,176	3,627,867
Celanese Corp.	17,151	2,684,475
Ecolab, Inc.	41,156	6,745,880
International Flavors & Fragrances, Inc.	40,427	5,343,236
International Paper Co.	57,228	2,772,696
Linde PLC	81,669	26,516,291
Martin Marietta Materials, Inc.	9,903	3,360,880
Mosaic Co.	58,621	3,672,606
Newmont Corp.	127,077	8,622,174
Nucor Corp.	42,813	5,671,010
PPG Industries, Inc.	37,360	4,725,666
Sherwin-Williams Co.	39,402	10,561,312
Steel Dynamics, Inc.	30,568	2,609,896
Westrock Co.	41,710	2,022,518

(Cost $76,614,463)		92,102,227

Real Estate - 3.0%
American Tower Corp. REIT	72,585	18,591,196
Boston Properties, Inc. REIT	23,151	2,573,928
CBRE Group, Inc., Class A*	52,987	4,389,443
Crown Castle International Corp. REIT	68,829	13,053,420
Equinix, Inc. REIT	14,448	9,927,076
Healthpeak Properties, Inc. REIT	86,409	2,565,483
Prologis, Inc. REIT	117,852	15,023,773
SBA Communications Corp. REIT	17,261	5,810,225
Ventas, Inc. REIT	63,393	3,596,919
Welltower, Inc. REIT	71,260	6,348,554
Weyerhaeuser Co. REIT	119,053	4,704,975

(Cost $77,443,024)		86,584,992

Utilities - 1.1%
American Water Works Co., Inc.	28,772	4,351,765
Atmos Energy Corp.	21,786	2,533,930
Consolidated Edison, Inc.	56,398	5,598,065
Edison International	60,859	4,254,653
Essential Utilities, Inc.	37,064	1,714,581
Eversource Energy	54,783	5,057,567
Sempra Energy	50,369	8,253,464
UGI Corp.	32,491	1,388,665

(Cost $28,383,205)		33,152,690

TOTAL COMMON STOCKS
(Cost $2,410,366,310)		2,921,570,030

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $917,345)	917,345	917,345

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $2,504,539)	2,504,539	2,504,539

TOTAL INVESTMENTS - 99.9%
(Cost $2,413,788,194)		$2,924,991,914
Other assets and liabilities, net - 0.1%		2,599,877

NET ASSETS - 100.0%		$2,927,591,791

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
852,902	64,443 (d)	—	—	—	694	—	917,345	917,345
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
3,332,190	57,118,295	(57,945,946)	—	—	2,921	—	2,504,539	2,504,539

4,185,092	57,182,738	(57,945,946)	—	—	3,615	—	3,421,884	3,421,884

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $5,650,190, which is 0.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,954,913.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust

At May 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) †
E-Mini S&P 500 ESG Futures	USD	12	$2,088,950	$2,165,520	6/17/2022	$76,570
MSCI USA ESG Leaders GTR Index Futures	USD	40	1,800,000	1,785,200	6/17/2022	(14,800)

Total net unrealized appreciation						$61,770

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2022.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,921,570,030	$—	$—	$2,921,570,030
Short-Term Investments (a)	3,421,884	—	—	3,421,884
Derivatives (b)
Futures Contracts	76,570	—	—	76,570

TOTAL	$2,925,068,484	$—	$—	$2,925,068,484

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(14,800)	$—	$—	$(14,800)

TOTAL	$(14,800)	$—	$—	$(14,800)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USSG-PH3

R-089711-1 (5/24) DBX005195 (5/24)